Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Restricted Net Assets
Amount of restricted net assets of PRC subsidiaries	¥ 209,430	¥ 161,109